Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Components of Property and Equipment

Property and equipment consist of the following:

June 30, 2012	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years

Land	$4,664	$—	$4,664
Buildings	5,055	(570)	4,485	40
Transportation equipment	334,023	(130,755)	203,268	7 to 11
Leasehold improvements	3,793	(957)	2,836	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	9,186	(4,926)	4,260	3 to 5

	$356,721	$(137,208)	$219,513

June 30, 2011	Cost	Accumulated Depreciation	Net Book Value	Useful Life in years

Land	$2,764	$—	$2,764
Buildings	3,120	(425)	2,695	40
Transportation equipment	260,264	(105,365)	154,899	7 to 11
Leasehold improvements	1,522	(721)	801	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment	6,966	(4,175)	2,791	3 to 5

	$274,636	$(110,686)	$163,950